Reorganization and Fresh Start Accounting - Fresh Start Adjustments, Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost	$ 1,518,663	$ 1,155,725	$ 4,777,697	$ 10,306,625
Accumulated depreciation	(56,588)	0	(1,200,628)	(2,572,701)
Property and equipment, net	1,462,075	1,155,725	3,577,069	7,733,924
Drilling equipment and facilities
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		1,070,931
Construction in progress
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost	$ 110,972	75,159	$ 99,812	$ 88,904
Other
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		9,635
Predecessor
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		4,787,661
Accumulated depreciation		(1,221,033)
Property and equipment, net		3,566,628
Predecessor | Drilling equipment and facilities
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		4,355,384
Predecessor | Construction in progress
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		231,626
Predecessor | Other
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		200,651
Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Property and equipment, at cost		(3,631,936)
Accumulated depreciation		1,221,033
Property and equipment, net		$ (2,410,903)